Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	98-0355534
Plan number	001
Plan’s interest in Medtronic, Inc. Master Trust Fund	$ 373,259
Notes receivable from participants	11,832
Total	$ 385,091
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%